Commitments and Contingencies - Future minimum rental payments (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Operating leases, 2021	$ 715,000		$ 258,000
Operating leases, 2022	647,000		281,000
Operating leases, 2023	529,000		270,000
Operating leases, 2024	448,000		277,000
Operating leases, 2025			265,000
2024 and thereafter	849,000
Operating leases, 2026 and thereafter			550,000
Total minimum payments required	3,363,000		1,901,000
Less: imputed interest costs	(550,000)		(364,000)
Present value of net minimum lease payments	$ 2,813,000		$ 1,537,000
Weighted-average imputed interest rate	6.33%		6.29%
Weighted-average remaining lease term	5 years 3 months 18 days		6 years 10 months 24 days
Current lease liability with related party			$ 59,216,000
Current lease liability with other parties	$ 537,000		166,000	$ 45,000
Noncurrent lease liability	2,276,000		1,370,000	104,000
Supplemental Consolidated Statement of Cash Flow
Cash paid for amounts included in the measurement of operating lease liabilities	378,000	$ 54,000	96,000	38,000
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$ 1,055,000	$ 376,000	1,441,000	$ 161,000
Equilibrium
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Finance Lease, 2021			59,447,000
Finance Lease, total minimum payments required			59,447,000
Finance Lease, Less: imputed interest costs			(230,000)
Finance Lease, present value of net minimum lease payments			$ 59,216,000
Finance Lease, weighted-average imputed interest rate			4.72%
Finance Lease,weighted-average remaining lease term			2 months 12 days